Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
SEGMENT INFORMATION [Abstract]
Segment summarized financial information

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014	2015	2014
Revenue	$53,583	$75,440	$66,256	$69,968	$119,839	$145,408
Administrative fee revenue from affiliates	3,882	3,502	—	—	3,882	3,502
Interest income/expense and finance cost, net	(21,103)	(21,075)	(6,735)	(7,446)	(27,838)	(28,521)
Depreciation and amortization	(20,888)	(19,847)	(6,591)	(5,981)	(27,479)	(25,828)
Equity in net earnings of affiliated companies	17,968	7,079	—	—	17,968	7,079
Net (loss)/income attributable to Navios Holdings common stockholders	(30,820)	(22,999)	6,007	(13,681)	(24,813)	(36,680)
Total assets	2,382,752	2,472,563	602,432	604,474	2,985,184	3,077,037
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(480)	(54,617)	(6,484)	(26,579)	(6,964)	(81,196)
Investments in affiliates	371,405	340,375	—	—	371,405	340,375
Cash and cash equivalents	108,346	116,049	72,020	116,386	180,366	232,435
Restricted cash	906	2,631	—	—	906	2,631
Long-term debt (including current and non-current portion)	$1,216,896	$1,249,218	$367,127	$375,494	$1,584,023	$1,624,712

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014	2015	2014
Revenue	$106,801	$152,033	$131,318	$115,566	$238,119	$267,599
Administrative fee revenue from affiliates	7,804	6,881	—	—	7,804	6,881
Interest income/expense and finance cost, net	(42,328)	(42,405)	(13,548)	(14,162)	(55,876)	(56,567)
Depreciation and amortization	(35,626)	(39,454)	(13,058)	(12,048)	(48,684)	(51,502)
Equity in net earnings of affiliated companies	31,880	29,497	—	—	31,880	29,497
Net (loss)/income attributable to Navios Holdings common stockholders	(58,025)	(20,833)	6,534	(13,794)	(51,491)	(34,627)
Total assets	2,382,752	2,472,563	602,432	604,474	2,985,184	3,077,037
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(2,276)	(89,300)	(8,926)	(38,740)	(11,202)	(128,040)
Investments in affiliates	371,405	340,375	—	—	371,405	340,375
Cash and cash equivalents	108,346	116,049	72,020	116,386	180,366	232,435
Restricted cash	906	2,631	—	—	906	2,631
Long-term debt (including current and non-current portion)	$1,216,896	$1,249,218	$367,127	$375,494	$1,584,023	$1,624,712